Off-Balance Sheet Arrangement	12 Months Ended
Dec. 31, 2025
Off-Balance Sheet Arrangement [Abstract]
OFF-BALANCE SHEET ARRANGEMENT

21. OFF-BALANCE SHEET ARRANGEMENT

We did not have during the periods presented, and we do not currently have, any off-balance sheet financing arrangements or any relationships with unconsolidated entities or financial partnerships, including entities sometimes referred to as structured finance or special purpose entities, that were established for the purpose of facilitating off-balance sheet arrangements or other contractually narrow or limited purposes.